Description of Business - Additional Information (Detail)	Nov. 03, 2018 State Store	Feb. 03, 2018 State Store
Organization and Description of Business [Line Items]
Number of warehouses operated	216	215
Number of states in country | State	16	16
Gasoline Station [Member]
Organization and Description of Business [Line Items]
Number of warehouses operated	136